Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses recorded	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Staff	Staff	Staff
Gain or (loss) recognized in income on derivatives	$ 1,000,000	$ 0	$ (1,000,000)
Value-at-risk methodology assumed holding period for instruments	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral The Bank of New York Mellon would have to post for existing collateral arrangements, if The Bank of New York Mellon had fallen below investment grade	$ 76,000,000	351,000,000
Loans | Fair value hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged assets, subject to portfolio layer method hedging	2,900,000,000	3,200,000,000
Loans | Designated as hedging | Fair value hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged assets, subject to portfolio layer method hedging	$ 1,400,000,000	1,400,000,000
Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Forecasted hedge period (less than)	2 years
Amount of pre-tax gain (loss) to be reclassified in the next 12 months from AOCI to earnings	$ (1,000,000)
Interest rate swap | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	400,000,000
Foreign exchange contracts | Forecasted Foreign Currency
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount of pre-tax gain (loss) to be reclassified in the next 12 months from AOCI to earnings	(15,000,000)
Foreign exchange contracts | Cash flow hedges | Forecasted Foreign Currency
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 734,000,000
Original maturities, maximum, of hedged instruments	15 months
Pre-tax gain (loss) recognized in OCI related to cash flow hedges	$ (15,000,000)
Foreign exchange contracts | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	11,100,000,000
Foreign exchange contracts | Designated as hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 11,817,000,000	12,048,000,000
Foreign currency forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	2 years
Equity Swap | Not Designated as Hedging Instrument, Economic Hedge
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain or (loss) recognized in income on derivatives	$ 22,000,000	$ 18,000,000	$ 22,000,000
Debt Securities | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	44,300,000,000
Hedged financial instruments, notional amount of derivative	44,100,000,000
Long-term debt | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	28,700,000,000
Hedged financial instruments, notional amount of derivative	$ 28,700,000,000
Original maturities, minimum, of hedged instruments	5 years
Original maturities, maximum, of hedged instruments	30 years